Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		2 Months Ended	6 Months Ended		12 Months Ended
		Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Revenues			$ 138,077,995		$ 62,377,390
Cost of revenues			(111,431,099)		(45,740,860)
Gross profit			26,646,896		16,636,530
Operating expenses
Selling and marketing expenses			(355,026)		(17,573)
General and administrative expenses		(187,422)	(3,836,158)	(1,756,468)	(4,632,009)
Total operating expenses		(187,422)	(4,191,184)	(1,756,468)	(4,649,582)
Income (loss) from operations		(187,422)	22,455,712	(1,756,468)	11,986,948
Other expenses, net
Interest expenses, net		583	(1,767,661)	(165,644)	(3,261,459)
Other incoem (expenses), net			(1,137,603)	(148)	1,163,666
Total other (expenses) income, net		583	(2,905,264)	(165,792)	(2,097,793)
Income (loss) before income taxes		(186,839)	19,550,448	(1,922,260)	9,889,155
Income tax expenses
Net income (loss)		(186,839)	19,550,448	(1,922,260)	9,889,155
Other comprehensive loss
Foreign currency translation adjustment		395,658	(3,046,730)	(1,632,089)	(3,200,853)
Comprehensive income (loss)		$ 208,819	$ 16,503,718	$ (3,554,349)	$ 6,688,302
Weighted average number of ordinary share outstanding – basic (in Shares)	[1]	41,000,000	41,000,000	41,000,000	41,000,000
Weighted average number of ordinary share outstanding – diluted (in Shares)	[1]	41,000,000	41,000,000	41,000,000	41,000,000
Earnings (loss) per share – basic (in Dollars per share)	[1]	$ 0	$ 0.48	$ (0.05)	$ 0.24
Earnings (loss) per share – diluted (in Dollars per share)	[1]	$ 0	$ 0.48	$ (0.05)	$ 0.24
Related parties
Revenues			$ 112,287,775		$ 61,504,724
Cost of revenues			(84,435,258)		(35,923,151)
Related parties
Revenues			25,790,220		872,666
Cost of revenues			$ (26,995,841)		$ (9,823,709)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).